Financial instruments and risk management (Schedule of Financial Instruments) (Details) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Financial assets:
Cash and cash equivalents	€ 385,777	€ 312,437	€ 290,475	€ 390,250
Accounts receivable	81,971	83,016
Financial liabilities:
Accounts payable	€ 61,053	€ 44,837